Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

NOTE 9 - DEPOSITS

At December 31, 2011, the scheduled maturities of time deposits were as follows:

(Dollars in thousands)
Maturing In	Amount
2012	$164,770
2013	73,285
2014	17,986
2015	17,209
2016 and thereafter	2,983

Total	$276,233

Overdrawn transaction accounts in the amount of $51,000 and $125,000 were classified as loans as of December 31, 2011 and 2010, respectively.

Related party deposits by directors including their affiliates and executive officers totaled approximately $3,490,000 and $4,782,000 at December 31, 2011 and 2010, respectively.